Suppliers	12 Months Ended
Dec. 31, 2022
Suppliers
Suppliers

16         Suppliers

The balance of this account comprises the following amounts:

  Composition
	December 31, 2022	December 31, 2021
Local suppliers	215,593	132,124
Related parties (note 21)	13,781	19,534
Copyright	21,273	15,510
	250,647	167,168

Reverse Factoring (i)	155,469	97,619

(i)	As of December 31, 2022, the balance of reverse factoring was R$ 155,469 (R$ 97,619 as of December 31, 2021), and the discount rates of assignment operations carried out by our suppliers with financial institutions had a weighted average of 1.27% per month (as of December 31, 2021, the weighted average was 1.05% per month) and a maximum payment term of 360 days. The balance is initially recognized net of the present value adjustment, which is subsequently recognized as a financial expense.